INVESTMENTS IN VARIABLE INTEREST ENTITIES (SCHEDULE OF IMPACT ON BALANCE SHEET OF CONSOLIDATING VARIABLE INTEREST ENTITIES) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Investments held by variable interest entities	$ 1,367.1	$ 1,046.7
Cash and cash equivalents held by variable interest entities	68.3	104.3
Liabilities:
Borrowings related to variable interest entities	1,286.1	1,012.3
VIEs [Member]
Assets [Abstract]
Investments held by variable interest entities	1,367.1	1,046.7
Notes receivable of VIEs held by insurance subsidiaries	0	0
Cash and cash equivalents held by variable interest entities	68.3	104.3
Accrued investment income	3.2	1.9
Income tax assets, net	18.1	5.4
Other assets	14.2	22.6
Total assets	1,470.9	1,180.9
Liabilities:
Other liabilities	61.2	66.0
Borrowings related to variable interest entities	1,286.1	1,012.3
Notes payable of VIEs held by insurance subsidiaries	157.3	112.5
Total liabilities	1,504.6	1,190.8
Eliminations [Member]
Assets [Abstract]
Investments held by variable interest entities	0	0
Notes receivable of VIEs held by insurance subsidiaries	(153.3)	(108.5)
Cash and cash equivalents held by variable interest entities	0	0
Accrued investment income	0	0
Income tax assets, net	(2.9)	(2.5)
Other assets	(1.7)	(0.9)
Total assets	(157.9)	(111.9)
Liabilities:
Other liabilities	(6.1)	(4.0)
Borrowings related to variable interest entities	0	0
Notes payable of VIEs held by insurance subsidiaries	(157.3)	(112.5)
Total liabilities	(163.4)	(116.5)
Variable Interest Entity, Primary Beneficiary [Member]
Assets [Abstract]
Investments held by variable interest entities	1,367.1	1,046.7
Notes receivable of VIEs held by insurance subsidiaries	(153.3)	(108.5)
Cash and cash equivalents held by variable interest entities	68.3	104.3
Accrued investment income	3.2	1.9
Income tax assets, net	15.2	2.9
Other assets	12.5	21.7
Total assets	1,313.0	1,069.0
Liabilities:
Other liabilities	55.1	62.0
Borrowings related to variable interest entities	1,286.1	1,012.3
Notes payable of VIEs held by insurance subsidiaries	0	0
Total liabilities	$ 1,341.2	$ 1,074.3